Voyage and Operating Expenses, details (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Direct Operating Costs [Abstract]
Bunkers	$ (1,663)	$ (652)	$ 779
Commissions charged by third parties	11,963	12,889	11,273
Mischellaneous	297	155	(87)
Voyage expenses	$ 10,597	$ 12,392	$ 11,965